Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum lease payments under operating leases

2012	$1,365
2013	1,108
2014	629
2015	651
2016	464

Total future minimum lease payments	$4,217